Income Tax Expense - Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit/(loss) before income tax expense		¥ (577,746)	¥ (2,078,685)	¥ 1,588,465
Income tax calculated at the PRC statutory tax rate of 25%	[1]	(144,437)	(519,671)	397,116
Tax effect of:
Differential income tax rates applicable to subsidiaries	[2],[3],[4]	223,805	209,802	249,204
Expenses and losses not deductible for tax purposes	[5]	232,350	200,893	196,361
Reversal of deferred tax assets recognized in prior years		184,647	261,749	87,926
Deductible temporary differences and tax losses for which no deferred tax asset was recognized	[6]	89,172	328,476	71,351
Research and development tax credit		(10,273)	(15,594)	(58,109)
Income not subject to tax		(20,235)	(3,608)	(4,350)
Withholding taxes related to dividend distributions to foreign parent company	[7]	633,000	1,050,000	0
Adjustments in respect of current income tax of previous years		4,613	30,043	(89,745)
Utilization of previously unrecognized deferred tax assets		(54,443)	(47,716)	(72,803)
Effect of tax rate changes on deferred income taxes		0	2,167	(117,913)
Others		(4,334)	28,289	(23,671)
Income tax expenses		¥ 1,133,865	¥ 1,524,830	¥ 635,367

[1]	PRC corporate income tax (“CIT”) The income tax provision of the Group in respect of its operations in the PRC was generally calculated at the tax rate of 25% on the assessable profits for the years ended December 31, 2023, 2024 and 2025, based on the existing legislation, interpretations and practices in respect thereof.
[2]	Cayman Islands and BVI Income Tax The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax. The Group entities established under the BVI Business Companies Acts are exempted from BVI income taxes.
[3]	Hong Kong profits tax Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, according to the latest regulation, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
[4]	Indonesia Income Tax The Indonesia income tax rate is 22%. No Indonesia income tax was provided for as there was no estimated assessable profit that was subject to Indonesia income tax for the years ended December 31, 2023, 2024 and 2025.
[5]	Expenses and losses not deductible for tax purposes mainly related to business entertainment expenses and advertising expenses exceeding certain thresholds, as well as share-based compensation expenses, which are not tax deductible according to the relevant tax regulations.
[6]	Due to the change in business strategy, deferred tax assets in relation to certain subsidiaries of the Group have not been recognized as it is not probable that future taxable profits of these subsidiaries will be available in order to utilize the tax benefits from the deductible temporary differences.
[7]	PRC withholding tax According to the Corporate Income Tax Law, distribution of profits earned by the PRC companies since January 1, 2008 to foreign investors is subject to withholding tax of 5% or 10%, depending on the country of incorporation of the foreign investor, upon the distribution of profits to overseas-incorporated immediate holding companies. As of December 31, 2025, due to the ongoing funding needs of the Company and its overseas subsidiaries and the requirement to reduce the size of cross border lending of funds, the Company has to adjust its funding plans accordingly. As a result, domestic subsidiaries of the Group are expected to make significant dividend distributions of their historical retained earnings to overseas subsidiaries of the Company in order to satisfy the funding needs of the Company and its overseas subsidiaries. Consequently, the Group recognized a deferred tax liability in respect of the withholding tax on future dividends.